Cover Page	Jul. 25, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 25, 2023
Entity Registrant Name	DXC TECHNOLOGY CO
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38033
Entity Tax Identification Number	61-1800317
Entity Address, Address Line One	20408 Bashan Drive, Suite 231
Entity Address, City or Town	Ashburn
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20147
City Area Code	703
Local Phone Number	972-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001688568
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DXC
Security Exchange Name	NYSE
Senior Notes Due 2026
Entity Information [Line Items]
Title of 12(b) Security	1.750% Senior Notes Due 2026
Trading Symbol	DXC 26
Security Exchange Name	NYSE